23 Income tax and social contribution (Details Narrative)	12 Months Ended
Dec. 31, 2020
Income Tax And Social Contribution Abstract
Description of income taxes calculated based on taxable income	15% on taxable income plus an additional 10% on annual taxable income exceeding R$ 240,000 for IRPJ, and 9% for CSLL.
Taxable income percentage	30.00%